Dya Acquisition - Pro Forma Financial Information (Details) - Dyal - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Unaudited pro forma revenue	$ 220.6	$ 116.9	$ 410.9	$ 242.6
Unaudited pro forma net income	$ (360.5)	$ (10.0)	$ (358.8)	$ (28.7)